Related Party Transactions - Additional Information (Detail) (CVP1, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Consultancy service agreement effective date		Feb. 01, 2011
Advisory service fee monthly payment description		19 per month plus a service success fee
Agreement termination period		2012-06
General and Administrative Expense
Related Party Transaction [Line Items]
Fee, including service success fee	$ 241	$ 539
Accrued Expenses and Other Current Liabilities
Related Party Transaction [Line Items]
Fee owed		$ 230